UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05476

LORD ABBETT GLOBAL FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City,		NJ 07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2008

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL EQUITY FUND March 31, 2008

		U.S. $
		Value
Investments	Shares	(000)
COMMON STOCKS 95.95%

Australia 0.61%
Boart Longyear Group	99,776	$167
Sonic Healthcare Ltd.	41,891	526
Total		693

Austria 0.55%
Raiffeisen International
Bank-Holding AG	4,520	616

Belgium 1.15%
Delhaize Group	10,361	815
KBC Group NV	3,761	488
Total		1,303

Brazil 0.65%
EDP-Energias do Brasil S.A.	21,000	313
Souza Cruz S.A.	16,300	423
Total		736

Canada 2.81%
Addax Petroleum Corp.	28,050	1,114
Barrick Gold Corp.	23,106	1,004
Equinox Minerals Ltd.*	100,500	478
Teck Cominco Ltd. Class B	14,004	574
Total		3,170

China 0.67%
Sino-Ocean Land Holdings Ltd.*	474,500	467
Yanzhou Coal Mining Co., Ltd.	207,000	293
Total		760

Egypt 0.66%
Orascom Telecom Holding
(S.A.E.) GDR	10,900	741

Finland 0.80%
Nokia Oyj ADR	28,500	907

France 5.04%
AXA	14,289	519
BNP Paribas S.A.	6,476	653
Casino Guichard-Perrachon S.A.	7,975	956
Societe Generale	11,291	1,105
SUEZ S.A.	15,566	1,022
Veolia Environnement	8,063	562
Vivendi S.A.	22,387	875
Total		5,692

Germany 5.89%
Bayerische Motoren Werke AG	11,167	617
Deutsche Telekom AG	45,616	760
E. On AG	4,484	830
Fresenius Medical Care AG & Co. KGaA	25,150	1,265
Henkel KGaA	19,988	848
Linde AG	7,725	1,091
Merck KGaA	3,973	490
Siemens AG	3,417	370
Symrise GmbH & Co. AG*	14,656	379
Total		6,650

Greece 1.05%
National Bank of Greece S.A.	22,516	1,188

Hong Kong 1.16%
BOC Hong Kong (Holdings) Ltd.	242,500	584
Galaxy Entertainment Group Ltd.*	558,000	413
Guangdong Investment Ltd.	621,100	309
Total		1,306

India 0.49%
Tata Consultancy Services Ltd.	27,357	553

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL EQUITY FUND March 31, 2008

		U.S. $
		Value
Investments	Shares	(000)
Indonesia 0.65%
PT Indosat Tbk	953,000	$735

Italy 1.51%
Enel SpA	80,550	855
Finmeccanica SpA	24,909	847
Total		1,702

Japan 5.79%
Capcom Co., Ltd.	6,100	208
East Japan Railway Co.	111	923
Mitsubishi Corp.	24,500	740
Mitsui & Co., Ltd.	22,000	446
Nintendo Co., Ltd.	1,100	567
Nippon Commercial Investment REIT	202	780
Nippon Telegraph & Telephone Corp.	100	431
NTT DoCoMo, Inc.	392	594
Ricoh Co., Ltd.	32,600	536
Sumitomo Corp.	38,200	503
Tokyo Tatemono Co., Ltd.	58,000	382
Yamada Denki Co., Ltd.	4,970	429
Total		6,539

Mexico 0.55%
Desarrolladora Homex, S.A. de C.V. ADR*	10,700	621

Netherlands 1.46%
ING Groep N.V. CVA	13,732	514
Koninklijke Ahold N.V.*	22,759	338
Schlumberger Ltd.	9,146	796
Total		1,648

Norway 1.01%
Electromagnetic Geoservices ASA*	16,800	89
Petroleum Geo-Services ASA*	42,290	1,046
Total		1,135

Philippines 0.25%
Manila Electric Co.*	146,500	281

Portugal 0.54%
EDP-Energias de Portugal, S.A.	100,721	611

South Africa 1.24%
Impala Platinum Holdings Ltd.	24,524	947
MTN Group Ltd.	29,636	449
Total		1,396

South Korea 1.37%
Kookmin Bank	11,398	638
Pusan Bank	13,130	164
Samsung Electronics Co., Ltd.	1,182	744
Total		1,546

Spain 1.29%
Gamesa Corp. Tecnologica S.A.	15,346	700
Repsol YPF, S.A.	13,350	461
Repsol YPF, S.A. ADR	8,500	292
Total		1,453

Switzerland 2.98%
Credit Suisse Group	8,466	431
Julius Baer Holding AG	3,135	231
Lonza Group Ltd. AG	4,683	621
Nestle S.A.	2,300	1,149
Roche Holding Ltd. AG	4,932	928
Total		3,360

Taiwan 1.38%
MediaTek Inc.	48,000	632
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	90,624	931
Total		1,563

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL EQUITY FUND March 31, 2008

		U.S. $
		Value
Investments	Shares	(000)
United Kingdom 10.04%
Aegis Group plc	173,259	$427
Aviva plc	49,946	612
BAE Systems plc	133,861	1,289
British American Tobacco plc	18,536	696
Diageo plc	53,154	1,072
Diageo plc ADR	2,237	182
easyJet plc*	37,879	279
National Grid plc	57,841	794
Premier Foods plc	158,567	353
Prudential plc	64,390	850
Reckitt Benckiser plc	10,865	602
Reed Elsevier plc	65,655	835
SABMiller plc	38,209	837
Scottish & Newcastle plc	27,227	427
Tesco plc	53,407	402
Tullow Oil plc	43,580	571
Vodafone Group plc	368,290	1,103
Total		11,331

United States 44.36%
Abbott Laboratories	10,700	590
Activision, Inc.*	27,964	764
Adobe Systems Inc.*	7,833	279
Agilent Technologies, Inc.*	3,800	113
Altria Group, Inc.	9,000	200
American International Group, Inc.	7,299	316
Amgen Inc.*	10,600	443
Amylin Pharmaceuticals, Inc.*	5,100	149
Anheuser-Busch Cos., Inc.	4,200	199
Aon Corp.	12,300	494
Archer Daniels Midland Co.	20,700	852
AT&T Inc.	38,610	1,479
Baker Hughes, Inc.	4,088	280
Bank of America Corp.	14,964	567
Bank of New York Mellon Corp. (The)	17,205	718
Baxter International, Inc.	5,483	317
Best Buy Co., Inc.	8,600	357
Boeing Co. (The)	3,500	260
Bristol-Myers Squibb Co.	8,100	173
Campbell Soup Co.	11,600	394
Carnival Corp. Unit	300	12
Caterpillar Inc.	2,258	177
Celgene Corp.*	12,200	748
Chevron Corp.	9,771	834
Cisco Systems, Inc.*	27,300	658
Citigroup, Inc.	11,544	247
Coach, Inc.*	6,300	190
Coca-Cola Co. (The)	18,500	1,126
Colgate-Palmolive Co.	10,267	800
Comcast Corp. Class A	6,937	132
ConocoPhillips	3,658	279
Corning, Inc.	20,954	504
CVS Caremark Corp.	24,152	978
Dominion Resources, Inc.	12,800	523
Electronic Arts Inc.*	11,200	559
Eli Lilly & Co.	8,700	449
Emerson Electric Co.	9,720	500
Express Scripts, Inc.*	12,200	785
Exxon Mobil Corp.	19,042	1,611
Federal National Mortgage Association	10,900	287
FPL Group, Inc.	7,600	477
Freeport-McMoRan Copper & Gold Inc.	1,005	97
GameStop Corp.*	3,500	181
General Dynamics Corp.	2,706	226
General Electric Co.	33,056	1,223
Genzyme Corp.*	6,900	514
Gilead Sciences, Inc.*	13,156	678
Harris Corp.	2,400	116
Hartford Financial Group, Inc. (The)	3,451	261
Hewlett-Packard Co.	17,790	812
Honeywell International, Inc.	6,458	364
ImClone Systems Inc.*	6,978	296
Intel Corp.	25,688	544

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL EQUITY FUND March 31, 2008

		U.S. $
		Value
Investments	Shares	(000)
United States (continued)
International Business Machines Corp.	6,800	$783
Johnson & Johnson	7,160	464
JPMorgan Chase & Co.	13,823	594
Kellogg Co.	8,800	463
Kohl’s Corp.*	8,100	347
Kraft Foods, Inc. Class A	23,030	714
Kroger Co. (The)	9,063	230
Lockheed Martin Corp.	5,500	546
Macy’s, Inc.	4,100	95
Marathon Oil Corp.	1,500	68
Marshall & Ilsley Corp. (The)	3,799	88
Medco Health Solutions, Inc.*	6,334	277
Medtronic, Inc.	6,000	290
Merck & Co., Inc.	15,600	592
Merrill Lynch & Co., Inc.	5,700	232
MetLife, Inc.	4,400	265
Microsoft Corp.	27,670	785
Millenium Pharmaceuticals, Inc.*	9,800	152
Monsanto Co.	14,450	1,611
Morgan Stanley	7,400	338
Mylan Laboratories, Inc.	1,300	15
Northeast Utilities	12,700	312
NVIDIA Corp.*	6,400	127
Occidental Petroleum Corp.	1,500	110
Oracle Corp.*	26,126	511
PepsiCo, Inc.	9,939	718
Pfizer Inc.	21,249	445
PG&E Corp.	13,013	479
Phillip Morris International Inc.*	9,000	455
PNC Financial Services Group, Inc. (The)	11,200	734
Polo Ralph Lauren Corp.	900	52
Praxair, Inc.	8,699	733
Procter & Gamble Co. (The)	24,790	1,737
Progress Energy, Inc.	9,751	407
QUALCOMM Inc.	19,796	812
Quest Diagnostics, Inc.	6,926	314
Raytheon Co.	9,433	609
Royal Caribbean Cruises Ltd.	400	13
Schering-Plough Corp.	18,700	269
Sprint Nextel Corp.	5,040	34
St. Jude Medical, Inc.*	11,700	505
SunTrust Banks, Inc.	3,000	165
Target Corp.	7,100	360
Texas Instruments Inc.	6,961	197
Tiffany & Co.	1,100	46
Time Warner Inc.	9,500	133
U.S. Bancorp	9,900	320
United Parcel Service, Inc. Class B	5,210	380
United Technologies Corp.	10,500	723
Valero Energy Corp.	5,200	255
Verizon Communications, Inc.	5,012	183
Wachovia Corp.	3,785	102
Walgreen Co.	2,644	101
Wal-Mart Stores, Inc.	17,102	901
Walt Disney Co. (The)	6,562	206
WebMD Health Corp. Class A*	200	5
Wells Fargo & Co.	14,464	421
Western Union Co. (The)	7,600	162
Wm. Wrigley Jr. Co.	9,400	591
XTO Energy Inc.	1,980	122
Yahoo! Inc.*	8,400	243
Total		50,073

Total Common Stocks (cost $105,712,095)		108,309

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL EQUITY FUND March 31, 2008

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 3.92%

Repurchase Agreement
Repurchase Agreement dated 3/31/2008, 1.73% due 4/1/2008 with State Street Bank & Trust Co. collateralized by $3,230,000 of U.S. Treasury Bonds at 8.125% due 8/15/2009; value: $4,520,417; proceeds: $4,429,689 (cost $4,429,476)	$4,429	$4,429

Total Investments in Securities 99.87% (cost $110,141,571)		112,738
Foreign Cash and Other Assets in Excess of Liabilities 0.13%		147
Net Assets 100.00%		$112,885

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
REIT	Real Estate Investment Trust.
*	Non-income producing security.

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
ASSET-BACKED SECURITIES 34.34%

Automobile 15.62%
BMW Vehicle Owner Trust 2005-A A4	4.28%	2/25/2010	$881	$884,677
BMW Vehicle Owner Trust 2006-A A3	5.13%	9/27/2010	601	606,593
Capital Auto Receivables Asset Trust 2006-1 A4	5.04%	5/17/2010	830	839,957
Capital Auto Receivables Asset Trust 2006-1 A3	5.03%	10/15/2009	118	119,066
Capital One Prime Auto 2006-1 A3	4.99%	9/15/2010	839	845,599
Carmax Auto Owner Trust 2006-2 A3	5.15%	2/15/2011	577	582,300
Daimler Chrysler Auto Trust 2005-B A4	4.20%	7/8/2010	850	853,483
Daimler Chrysler Auto Trust 2006-B A3	5.33%	8/8/2010	349	352,868
Ford Credit Auto Owner Trust 2005-A A4	3.72%	10/15/2009	750	750,783
Ford Credit Auto Owner Trust 2005-B A4	4.38%	1/15/2010	420	419,956
Ford Credit Auto Owner Trust 2005-B B	4.64%	4/15/2010	530	529,470
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	700	717,533
Harley Davidson Motorcycle Trust 2006-3 A3	5.24%	1/15/2012	1,033	1,044,424
Honda Auto Receivables Owner Trust 2005-3 A3	3.87%	4/20/2009	224	223,877
USAA Auto Owner Trust 2005-4 A3	4.83%	4/15/2010	378	379,983
USAA Auto Owner Trust 2006-1 A3	5.01%	9/15/2010	550	553,998
USAA Auto Owner Trust 2006-2 A3	5.32%	9/15/2010	242	243,432
World Omni Auto Receivable Trust 2006-B A4	5.12%	6/15/2012	203	207,817
Total				10,155,816

Credit Cards 14.31%
American Express Credit Account Master Trust 2001-5 A	2.998%#	11/15/2010	1,400	1,400,034
American Express Credit Account Master Trust 2004-4 A	2.908%#	3/15/2012	600	594,304
Chase Credit Card Master Trust 2003-3 A	2.928%#	10/15/2010	400	400,082

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Credit Cards (continued)
Chase Credit Card Master Trust 2003-5 A	2.938%#	1/17/2011	$1,000	$997,226
Chase Issuance Trust 2005-A3 A	2.838%#	10/17/2011	600	595,539
Citibank Credit Card Issuance Trust 2003-A6 A6	2.90%	5/17/2010	1,200	1,200,103
Citibank Credit Card Issuance Trust 2006-A2 A2	4.85%	2/10/2011	605	613,419
First USA Credit Card Master Trust 1998-6 A	2.935%#	4/18/2011	1,600	1,598,195
MBNA Credit Card Master Note Trust 2003-A7 A7	2.65%	11/15/2010	505	504,664
MBNA Credit Card Master Note Trust 2005-A1 A1	4.20%	9/15/2010	1,400	1,400,750
Total				9,304,316

Home Equity 4.41%
Bank One Issuance Trust 2003-A6 A6	2.928%#	2/15/2011	730	730,150
Bank One Issuance Trust 2003-A7 A7	3.35%	3/15/2011	175	175,175
Capital One Multi-Asset Execution Trust 2003-A4 A4	3.65%	7/15/2011	150	150,310
Daimler Chrysler Auto Trust 2005-A A4	3.74%	2/8/2010	839	840,820
Discover Card Master Trust I 2003-4 A1	2.928%#	5/15/2011	975	967,291
Total				2,863,746
Total Asset-Backed Securities (cost $22,186,728)				22,323,878

CORPORATE BONDS 3.36%

Advertising 0.04%
Allegheny Technologies Inc.	8.375%	12/15/2011	25	26,688

Auto Loans 0.03%
GMAC LLC	6.75%	12/1/2014	25	17,714

Banking 0.45%
Citigroup, Inc.	7.25%	10/1/2010	275	291,483

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Food: Wholesale 0.11%
Corn Products International, Inc.	8.45%	8/15/2009	$65	$69,820

Investments & Miscellaneous Financial Services 0.46%
Goldman Sachs Group, Inc.	4.50%	6/15/2010	300	302,430

Media: Broadcast 0.21%
Cox Communications, Inc.	7.75%	11/1/2010	125	134,371

Media: Cable 0.43%
Comcast Corp.	5.85%	1/15/2010	275	282,789

Support: Services 0.07%
Corrections Corp. of America	7.50%	5/1/2011	45	45,675

Telecommunications: Integrated/Services 1.56%
Deutsche Telekom International
Finance B.V. (Netherlands)(a)	8.00%	6/15/2010	275	294,317
France Telecom S.A. (France)(a)	7.75%	3/1/2011	275	298,389
SBC Communications, Inc.	5.30%	11/15/2010	275	285,511
Telefonica Europe B.V. (Netherlands)(a)	7.75%	9/15/2010	125	134,167
Total				1,012,384
Total Corporate Bonds (cost $2,131,876)				2,183,354

FOREIGN BONDS(b) 8.67%				U.S. $
				Value
Hungary 1.43%
Hungary Government Bond	6.50%	8/12/2008	155,000	930,367

Mexico 3.79%
Mexican Cetes	Zero Coupon	5/22/2008	2,648	2,462,246

Nigeria 1.08%
Nigeria Treasury Bond	12.50%	2/24/2009	81,000	704,274

Poland 2.37%
Poland Government Bond	5.75%	6/24/2008	3,435	1,541,599

Total Foreign Bonds (cost $5,292,995)				5,638,486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.49%
Federal Home Loan Mortgage Corp.(c)	4.203%#	1/1/2034	$640	$651,212
Federal Home Loan Mortgage Corp. 1J3685	5.709%#	11/1/2037	980	996,692
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	58	61,815
Federal National Mortgage Assoc.	5.474%#	4/1/2036	280	286,433
Federal National Mortgage Assoc.	5.529%#	4/1/2036	146	149,563
Federal National Mortgage Assoc.	5.653%#	8/1/2036	500	509,165
Federal National Mortgage Assoc.	5.927%#	5/1/2036	258	263,548
Total Government Sponsored Enterprises Pass-Throughs (cost $2,887,170)				2,918,428

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 43.11%
Banc of America Commercial Mortgage Inc. 2004-2 A2	3.52%	11/10/2038	888	877,221
Banc of America Commercial Mortgage Inc. 2004-4 A3	4.128%	7/10/2042	1,040	1,027,299
Banc of America Commercial Mortgage Inc. 2005-3 A2	4.501%	7/10/2043	1,382	1,360,435
Banc of America Commercial Mortgage Inc. 2006-2 A1	5.611%	5/10/2045	1,196	1,199,119
Bear Stearns Commercial Mortgage 2006-PW11 A1	5.266%	3/11/2039	788	784,928
Bear Stearns Commercial Mortgage 2004-PWR4 A1	4.361%	6/11/2041	265	263,023
Bear Stearns Commercial Mortgage 2004-PWR6 A2	4.133%	11/11/2041	1,300	1,284,221
Bear Stearns Commercial Mortgage 2005-PWR8 A1	4.212%	6/11/2041	93	91,868
Bear Stearns Commercial Mortgage 2005-PW10 A2	5.27%	12/11/2040	1,200	1,195,458
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	740	731,386
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.392%#	1/15/2046	920	889,198
Credit Suisse First Boston Mortgage Corp. 2004-C3 A2	3.913%	7/15/2036	673	666,481

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Credit Suisse First Boston 2004-C5 A2	4.183%	11/15/2037	$800	$788,810
Credit Suisse Mortgage Capital 2005-C6 A1	4.938%	12/15/2040	821	818,280
CS First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%	3/15/2036	336	332,137
CS First Boston Mortgage Securities Corp. 2005-C1 A2	4.609%	2/15/2038	500	494,451
GE Capital Commercial Mortgage Corp. 2004-C2 A2	4.119%	3/10/2040	400	393,401
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	600	595,305
GMAC Commercial Mortgage 2003-C2 A1	4.576%	5/10/2040	313	307,938
GS Mortgage Securities Corp. II 2004-C1 A1	3.659%	10/10/2028	178	176,964
GS Mortgage Securities Corp. II 2004-GG2 A2	4.293%	8/10/2038	167	165,643
JPMorgan Chase Commercial Mortgage 2005-LDP1	4.116%	3/15/2046	655	650,084
JPMorgan Chase Commercial Mortgage 2006-LDP6 ASB	5.49%#	4/15/2043	990	955,661
LB-UBS Commercial Mortgage Trust 2002-C2 A2	4.904%	6/15/2026	1,805	1,802,023
LB-UBS Commercial Mortgage Trust 2003-C7 A2	4.064%#	9/15/2027	314	310,122
LB-UBS Commercial Mortgage Trust 2003-C8 A1	3.636%	11/15/2027	503	500,452
LB-UBS Commercial Mortgage Trust 2003-C8 A2	4.207%	11/15/2027	670	665,217
LB-UBS Commercial Mortgage Trust 2004-C1 A1	2.964%	1/15/2029	1,194	1,181,683
LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%	3/15/2029	400	393,916
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	1,000	988,453
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	550	541,279
LB-UBS Commercial Mortgage Trust 2006-C7	5.279%	11/15/2038	230	229,034

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Merrill Lynch Mortgage Trust 2005-CKI1 A1	5.077%	11/12/2037	$739	$737,791
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%#	1/12/2044	70	68,244
Merrill Lynch Mortgage Trust 2005-MKB2 A1	4.446%	9/12/2042	65	64,438
Merrill Lynch Mortgage Trust 2006-C1 A2	5.613%#	5/12/2039	1,080	1,077,179
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	934	918,598
Morgan Stanley Capital I 2004-IQ7 A1	4.03%	6/15/2038	292	290,714
Morgan Stanley Capital I 2004-T15 A2	4.69%	6/13/2041	600	595,267
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	133	133,392
Wachovia Bank Commercial Mortgage Trust 2004-C14 A2	4.368%	8/15/2041	1,500	1,481,290
Total Non-Agency Commercial Mortgage-Backed Securities (cost $27,824,316)				28,028,403
Total Investments (cost $60,323,085)				61,092,549

SHORT-TERM INVESTMENTS 3.65%

Repurchase Agreements
Repurchase Agreement dated 3/31/2008, 2.30% due 4/1/2008 with J.P. Morgan Chase & Co. collateralized by $1,975,000 of Tennessee Valley Authority at 5.88% due 4/1/2036; value: $2,251,895; proceeds: $2,264,145			2,264	2,264,000

Repurchase Agreement dated 3/31/2008, 1.73% due 4/1/2008 with State Street Bank & Trust Co. collateralized by $85,000 of U.S. Treasury Bonds at 7.25% due 5/15/2016; value: $111,775; proceeds: $105,520			106	105,515

Total Short-Term Investments (cost $2,369,515)				2,369,515
Total Investments in Securities 97.62% (cost $62,692,600)				63,462,064
Foreign Cash and Other Assets in Excess of Liabilities(d) 2.38%				1,548,088
Net Assets 100.00%				$65,010,152

#	Variable rate security. The interest rate represents the rate at March 31, 2008.

(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security pledged as collateral for open futures contracts as of March 31, 2008.
(d)	Foreign Cash and Other Assets in excess of Liabilities include net unrealized appreciation (depreciation) on futures contracts and forward currency exchange contracts, as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2008

Open futures contracts at March 31, 2008:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Depreciation
U.S. 2-Year Treasury Note	June 2008	37	Short	$(7,942,281)	$(23,956)
U.S. 5-Year Treasury Note	June 2008	85	Short	(9,709,922)	(145,023)
Totals				$(17,652,203)	$(168,979)

Forward Foreign Currency Contracts Open as of March 31, 2008:

Forward				U.S. $ Cost on	U.S. $	Unrealized
Foreign Currency	Transaction	Expiration	Foreign	Origination	Current	Appreciation/
Contracts	Type	Date	Currency	Date	Value	(Depreciation)
Argentine Peso	Buy	5/9/2008	1,400,000	$440,668	$439,796	$(871)
Argentine Peso	Buy	6/5/2008	2,700,000	845,875	845,622	(254)
Brazilian Real	Buy	4/1/2008	1,205,000	649,590	686,593	37,002
Brazilian Real	Buy	5/9/2008	500,000	278,474	282,842	4,368
Brazilian Real	Buy	6/5/2008	1,400,000	785,855	788,040	2,186
Brazilian Real	Buy	7/3/2008	1,500,000	847,458	838,992	(8,465)
Brazilian Real	Sell	4/1/2008	1,205,000	692,927	686,593	6,334
Chilean Peso	Buy	5/9/2008	578,000,000	1,177,480	1,320,420	142,940
Chilean Peso	Buy	6/9/2008	913,000,000	1,920,622	2,082,298	161,676
Chilean Peso	Sell	5/9/2008	175,000,000	388,889	399,781	(10,892)
Colombian Peso	Buy	5/9/2008	2,285,000,000	1,127,701	1,237,536	109,835
Colombian Peso	Buy	6/5/2008	1,580,000,000	797,879	850,468	52,589
Czech Koruna	Buy	4/1/2008	50,000,000	2,777,766	3,128,011	350,245
Czech Koruna	Buy	6/5/2008	24,500,000	1,403,426	1,529,427	126,001
Czech Koruna	Buy	7/3/2008	33,200,000	2,063,850	2,070,390	6,539
Czech Koruna	Sell	4/1/2008	50,000,000	3,040,226	3,128,011	(87,785)
Hong Kong Dollar	Buy	4/1/2008	25,500,000	3,275,386	3,276,632	1,245
Hong Kong Dollar	Buy	6/5/2008	17,700,000	2,274,901	2,278,410	3,509
Hong Kong Dollar	Buy	7/3/2008	4,920,000	632,794	633,644	850
Hong Kong Dollar	Buy	8/1/2008	22,700,000	2,926,535	2,924,742	(1,793)
Hong Kong Dollar	Sell	4/1/2008	25,500,000	3,277,878	3,276,632	1,246
Hungarian Forint	Buy	5/9/2008	332,500,000	1,911,276	2,002,297	91,021
Hungarian Forint	Buy	7/3/2008	280,000,000	1,532,987	1,672,533	139,547
Hungarian Forint	Sell	5/9/2008	160,000,000	920,916	963,511	(42,595)
Indian Rupee	Buy	5/9/2008	42,000,000	1,068,974	1,043,131	(25,843)
Indian Rupee	Buy	6/5/2008	43,600,000	1,091,782	1,081,059	(10,723)
Indonesian Rupiah	Buy	6/5/2008	9,100,000,000	967,189	981,379	14,190
Indonesian Rupiah	Buy	7/3/2008	15,500,000,000	1,665,066	1,663,946	(1,120)
Israeli Shekel	Buy	5/9/2008	3,825,000	1,016,107	1,084,686	68,579
Israeli Shekel	Buy	7/3/2008	4,975,000	1,380,257	1,408,765	28,508
Malaysian Ringgit	Buy	5/5/2008	2,800,000	871,932	875,046	3,114
Malaysian Ringgit	Buy	5/9/2008	3,600,000	1,116,754	1,124,980	8,226
Malaysian Ringgit	Buy	6/5/2008	1,000,000	310,386	312,349	1,963
Mexican Peso	Buy	5/9/2008	16,300,000	1,471,132	1,523,734	52,602
Mexican Peso	Buy	6/5/2008	10,000,000	909,686	931,724	22,038
Mexican Peso	Buy	7/3/2008	22,500,000	2,059,657	2,089,699	30,042
Mexican Peso	Buy	8/5/2008	17,700,000	1,627,324	1,637,039	9,714
Mexican Peso	Sell	5/9/2008	203,000	18,602	18,977	(374)
Mexican Peso	Sell	6/5/2008	10,000,000	913,609	931,724	(18,115)
New Romania Leu	Buy	5/9/2008	2,350,000	934,360	986,005	51,645
New Romania Leu	Buy	6/5/2008	2,200,000	874,230	917,741	43,511

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2008

Forward Foreign Currency Contracts Open as of March 31, 2008 (continued):

Forward				U.S.$ Cost on	U.S.$	Unrealized
Foreign Currency	Transaction	Expiration	Foreign	Origination	Current	Appreciation/
Contracts	Type	Date	Currency	Date	Value	(Depreciation)
New Romania Leu	Buy	8/1/2008	391,000	$159,559	$161,135	$1,576
New Romania Leu	Sell	5/9/2008	1,000,000	393,778	419,577	(25,799)
New Turkish Lira	Buy	5/9/2008	4,585,000	3,771,817	3,386,841	(384,975)
New Turkish Lira	Buy	7/3/2008	2,150,000	1,698,292	1,557,685	(140,607)
Peruvian New Sol	Buy	5/9/2008	1,600,000	546,262	585,759	39,497
Philippines Peso	Buy	5/9/2008	22,000,000	540,275	524,813	(15,462)
Philippines Peso	Buy	7/3/2008	30,100,000	735,405	714,430	(20,975)
Polish Zloty	Buy	4/1/2008	2,300,000	936,997	1,033,574	96,577
Polish Zloty	Buy	6/5/2008	4,200,000	1,714,356	1,876,643	162,288
Polish Zloty	Buy	7/3/2008	3,500,000	1,449,929	1,559,746	109,818
Polish Zloty	Buy	8/1/2008	2,500,000	1,107,212	1,110,638	3,426
Polish Zloty	Sell	4/1/2008	2,300,000	1,030,281	1,033,574	(3,293)
Polish Zloty	Sell	6/5/2008	700,000	305,077	312,774	(7,697)
Russian Ruble	Buy	4/1/2008	44,100,000	1,807,327	1,876,729	69,401
Russian Ruble	Buy	6/5/2008	16,400,000	661,157	694,005	32,848
Russian Ruble	Buy	7/3/2008	48,700,000	2,041,929	2,055,953	14,025
Russian Ruble	Sell	4/1/2008	44,100,000	1,862,331	1,876,729	(14,398)
Singapore Dollar	Buy	5/9/2008	4,590,000	3,246,337	3,340,717	94,380
Singapore Dollar	Buy	7/3/2008	3,542,790	2,543,021	2,582,860	39,839
Singapore Dollar	Sell	5/9/2008	800,000	568,898	582,260	(13,362)
Slovakian Koruna	Buy	5/9/2008	35,700,000	1,582,582	1,732,155	149,573
Slovakian Koruna	Buy	6/5/2008	2,000,000	93,969	96,937	2,968
Slovakian Koruna	Sell	5/9/2008	18,200,000	801,138	883,059	(81,921)
South African Rand	Buy	4/7/2008	3,000,000	429,523	369,247	(60,275)
South African Rand	Buy	6/5/2008	13,400,000	1,702,464	1,626,205	(76,258)
South African Rand	Buy	7/3/2008	3,400,000	430,571	409,721	(20,849)
South African Rand	Buy	8/1/2008	5,700,000	683,552	681,862	(1,689)
South African Rand	Sell	4/7/2008	3,000,000	370,105	369,247	858
Net Unrealized Appreciation on Forward Foreign Currency Contracts						$1,311,949

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios (the “Funds”): Equity Series (the “Global Equity Fund”) and Lord Abbett Developing Local Markets Fund (the “Developing Local Markets Fund”).  Global Equity Fund is diversified as defined under the Act and the Developing Local Markets Fund is non-diversified.

Global Equity Fund’s investment objective is long-term growth of capital and income consistent with reasonable risk. The production of current income is a secondary consideration. Developing Local Markets Fund’s investment objective is to seek high total return.

The Board of Directors of Lord Abbett Global Fund, Inc. (the “Board”) has approved a proposal to convert the Global Equity Fund to a fund-of-funds, which means that the Global Equity Fund would pursue its investment objective by investing in other mutual funds for which Lord, Abbett & Co. LLC (“Lord Abbett”) serves as investment adviser, rather than investing directly in individual securities.  The Board also has approved other proposals in connection with the proposed conversion of the Global Equity Fund to a fund-of-funds structure.  The Global Equity Fund’s shareholders of record as of March 7, 2008 have also approved the proposals at a shareholder meeting held on May 15, 2008.  A proxy statement describing the proposed changes in detail was first made available to such shareholders on or about March 21, 2008.  If you would like more information about the proposed changes, you may obtain a copy of the proxy statement by writing to the Global Equity Fund, by calling 888-522-2388 or via the Internet at www.lordabbett.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions—The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)

Forward Foreign Currency Exchange Contracts—The Developing Local Markets Fund may invest substantially in forward foreign currency contracts or other derivatives, such as options, futures contracts, and swap agreements. U.S. fixed income instruments are used to “cover” the Developing Local Markets Fund’s net exposure under forward contracts and other instruments that provide investment exposure to the currencies of developing markets. The Global Equity Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Forward contracts may also be structured for cash settlement, rather than physical delivery. The contracts are valued daily at forward exchange rates. As of March 31, 2008, only Developing Local Markets Fund had open forward foreign currency exchange contracts.

(e)

Futures Contracts—Each Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end. As of March 31, 2008, only Developing Local Markets Fund had open futures contracts.

Notes to Schedule of Investments (unaudited)(continued)

(f)

When-Issued or Forward Transactions—Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced (“TBA”) transactions involve a commitment by the fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)

TBA Sale Commitments—Developing Local Markets Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(h)

Repurchase Agreements—Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)

Short Sales—Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale. As of March 31, 2008, the Funds did not have any open short sales.

(j)

Fair Value Measurements—Each Fund adopted Financial Accounting Standards Board (“FASB”) Statement No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited)(continued)

•                  Level 1 – quoted prices in active markets for identical investments;

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing each Fund’s investments carried at value:

Global Equity Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$108,308,290	$—
Level 2 - Other Significant Observable Inputs	4,429,476	—
Total	$1,112,737,766	$—

Developing Local Markets Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$(168,979)
Level 2 - Other Significant Observable Inputs	63,462,064	—
Total	$63,462,064	$(168,979)

* Other Financial Instruments include futures and forward foreign currency contracts.

3.   FEDERAL TAX INFORMATION

As of March 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

	Global Equity Fund	Developing Local Markets Fund
Tax cost	$110,336,129	$62,709,234
Gross unrealized gain	10,253,003	841,969
Gross unrealized loss	(7,851,366)	(89,139)
Net unrealized security gain	$2,401,637	$752,830

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the treatment of amortization and wash sales.

4.   INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, and higher transaction costs.  Foreign investments also may be affected by changes in currency rates or currency controls.

Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index.

Illiquid securities may lower a Fund’s returns since the Fund may be unable to sell these securities at its desired time or price.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of the Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

Notes to Schedule of Investments (unaudited)(concluded)

The Global Equity Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Global Equity Fund invests. Although certain companies in which the Global Equity Fund may invest may exhibit earnings and revenue growth above the market trend, the stocks of these companies may be more volatile and may drop in value if earnings and revenue growth do not meet expectations.  With respect to foreign currency transactions in which the Fund may engage, there is no guarantee that these transactions will be successful.  They may lower the Fund’s return or result in significant losses.

The Developing Local Markets Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in the Developing Local Markets Fund are likely to decline.  In times of economic uncertainty, high-yield debt securities (or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Developing Local Markets Fund, a risk that is greater with junk bonds.

Foreign currency exchange rates may fluctuate significantly over short periods of time. The Developing Local Markets Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result.  A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Developing Local Markets Fund that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be less liquid, be especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

The Developing Local Markets Fund believes that its investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of the Fund’s foreign currency gains as nonqualifying income.

These factors can affect each Fund’s performance.

5.  RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”).  SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows, SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

Item 2:                                Controls and Procedures.

(a)          Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                                Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 27, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 27, 2008